Additional information-Financial Statement Schedule I (Tables)	12 Months Ended
Jun. 30, 2019
Additional information-Financial Statement Schedule I
Statement of condensed statement of profit or loss

	Year ended 30 June
	2019	2018	2017
	£’000	£’000	£’000
Operating expenses	(3,455)	(3,423)	(2,013)
Income from shares in group undertakings	23,326	21,982	23,295
Profit before income tax	19,871	18,559	21,282
Income tax expense	—	—	—
Profit for the year	19,871	18,559	21,282

Statement of condensed balance sheet

	As of 30 June
	2019	2018
	£’000	£’000
ASSETS
Non-current assets
Investment in subsidiaries	319,265	319,265
	319,265	319,265
Current assets
Other receivables	1,108	1,314
Cash and cash equivalents	116	340
	1,224	1,654
Total assets	320,489	320,919
EQUITY AND LIABILITIES
Equity
Share capital	53	53
Share premium	68,822	68,822
Retained earnings	245,050	247,806
	313,925	316,681
Current liabilities
Other payables	6,564	4,238
	6,564	4,238
Total equity and liabilities	320,489	320,919

Statement of condensed statement of changes in equity

	Share	Share	Retained
	capital	premium	earnings	Total equity
	£’000	£’000	£’000	£’000
Balance at 1 July 2016	52	68,822	248,140	317,014
Profit for the year	—	—	21,282	21,282
Total comprehensive income for the year	—	—	21,282	21,282
Equity-settled share based payments	—	—	2,187	2,187
Dividends paid	—	—	(23,295)	(23,295)
Proceeds from shares issued	1	—	—	1
Balance at 30 June 2017	53	68,822	248,314	317,189
Profit for the year	—	—	18,559	18,559
Total comprehensive income for the year	—	—	18,559	18,559
Equity-settled share based payments	—	—	2,915	2,915
Dividends paid	—	—	(21,982)	(21,982)
Balance at 30 June 2018	53	68,822	247,806	316,681
Profit for the year	—	—	19,871	19,871
Total comprehensive income for the year	—	—	19,871	19,871
Equity-settled share based payments	—	—	699	699
Dividends paid	—	—	(23,326)	(23,326)
Balance at 30 June 2019	53	68,822	245,050	313,925

Statement of condensed statement of cash flows

	Year ended 30 June
	2019	2018	2017
	£’000	£’000	£’000
Cash flows from operating activities
Profit before tax	19,871	18,559	21,282
Adjustments for:
Non-cash employee benefit expense—equity-settled share-based payments	699	2,915	2,187
Foreign exchange (gains)/losses on operating activities	(37)	114	42
Changes in working capital:
Other receivables	206	(191)	(998)
Other payables	2,326	517	1,125
Net cash inflow from operating activities	23,065	21,914	23,638
Cash flows from financing activities
Dividends paid	(23,326)	(21,982)	(23,295)
Net cash outflow from financing activities	(23,326)	(21,982)	(23,295)
Net (decrease)/increase in cash and cash equivalents	(261)	(68)	343
Cash and cash equivalents at beginning of year	340	522	221
Exchange losses on cash and cash equivalents	37	(114)	(42)
Cash and cash equivalents at end of year	116	340	522

Statement of reconciliation of parent and consolidated financial information

		Restated(1)	Restated(1)
	2019	2018	2017
	£’000	£’000	£’000
IFRS profit/(loss) reconciliation:
Parent only—IFRS profit for the year	19,871	18,559	21,282
Additional (loss)/profit if subsidiaries had been accounted for on the equity method of accounting as opposed to cost	(990)	(56,188)	17,927
Consolidated IFRS profit/(loss) for the year	18,881	(37,629)	39,209

IFRS equity reconciliation:
Parent only—IFRS equity	313,925	316,681	317,189
Additional profit if subsidiaries had been accounted for on the equity method of accounting as opposed to cost	101,277	110,423	162,898
Consolidated—IFRS equity	415,202	427,104	480,087
(1)	Comparative amounts have been restated—see note 33 for further details.